Document And Entity Information	3 Months Ended
Jul. 31, 2017
Document Information [Line Items]
Entity Registrant Name	WPCS INTERNATIONAL INC
Entity Central Index Key	0001086745
Document Type	S-4
Document Period End Date	Jul. 31, 2017
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company